Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	42 Months Ended	44 Months Ended		56 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 28, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Nov. 30, 2020	Nov. 11, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Nov. 15, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 28, 2019	Mar. 31, 2019	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
SmartETFs Smart Transportation & Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Smart Transportation & Technology ETF
Account Value	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,477	$ 18,532	$ 19,058	$ 18,373	$ 17,042	$ 18,220	$ 16,835	$ 15,038	$ 16,921	$ 17,923	$ 19,015	$ 18,380	$ 16,849	$ 16,218	$ 17,018	$ 16,316	$ 16,456	$ 14,383	$ 15,813	$ 13,979	$ 13,085	$ 14,960	$ 15,958	$ 14,325	$ 16,098	$ 15,643	$ 17,271		$ 17,359	$ 18,088	$ 19,643	$ 19,344	$ 19,603	$ 18,343	$ 19,249	$ 18,800	$ 18,636	$ 18,479	$ 18,269	$ 17,961	$ 17,804	$ 17,203	$ 16,772		$ 15,226		$ 12,914	$ 12,838	$ 13,064	$ 11,725	$ 10,818	$ 10,068	$ 9,438	$ 7,986	$ 9,823	$ 10,275	$ 10,543	$ 9,898	$ 10,000
Average Annual Return, Percent	5.85%	4.94%					15.26%
SmartETFs Smart Transportation & Technology ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.69%	4.25%					15.08%
SmartETFs Advertising & Marketing Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Advertising & Marketing Technology
Account Value	$ 5,942	$ 5,942	$ 5,942	5,942	$ 5,942	5,942	$ 5,942	5,942	5,942	5,914	5,737	6,222	6,163	5,969	6,087	5,696	4,998	5,383	5,838	6,392	5,917	5,715	5,482	5,684	5,478	5,695	4,954	5,196	4,931	4,950	5,659	5,770	5,659	6,281	6,716	7,870		8,516	9,010	10,669	11,010	11,648	11,026	11,453	10,772	11,398	10,246	10,927	10,333	11,604	10,590	10,000	$ 10,000
Average Annual Return, Percent	(2.41%)	0.40%	(13.83%)
SmartETFs Advertising & Marketing Technology ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(2.93%)	(0.13%)	(14.01%)
The SmartETFs Sustainable Energy II ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Sustainable Energy II
Account Value	$ 11,149	$ 11,149	$ 11,149	$ 11,149	$ 11,149	11,149	11,149	11,149	$ 11,149	12,123	11,101	11,480	11,036	10,477	11,538	10,482	9,425	10,652	11,566	12,760	12,679	12,214	12,202	12,731	12,323	12,801	11,647	12,480	11,013	10,493	11,613	11,831	10,369	11,425	10,971	12,101		11,875	11,681	13,265	13,273	13,877	12,908	13,383	12,884	12,704	12,241	12,146	12,103	12,374	12,480	11,836		10,361	$ 10,000
Average Annual Return, Percent	(3.37%)	(12.08%)		3.03%
The SmartETFs Sustainable Energy II ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(4.28%)	(12.93%)		3.41%
SmartETFs Asia Pacific Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Asia Pacific Dividend Builder
Account Value	$ 18,077	$ 18,077	18,077	$ 18,077	18,077	18,077	18,077	$ 18,077	$ 18,077			17,187			17,078			15,860			15,849			15,930			15,328			13,672			16,037				$ 17,537			18,448			17,147			18,511			18,049			16,580					14,302			13,239			11,484			14,557			$ 13,431		$ 13,672		$ 13,723	$ 12,098	$ 13,894	$ 13,498	$ 14,467	$ 14,474	$ 13,423	$ 12,648	$ 11,834	$ 10,588	$ 11,305	$ 10,372	$ 10,042	$ 9,730	$ 9,677	$ 11,230	$ 10,613	$ 10,200	$ 10,008	$ 10,000
Average Annual Return, Percent	5.86%	14.07%						5.75%	6.10%
SmartETFs Asia Pacific Dividend Builder ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.51%	13.47%						5.65%	6.05%
SmartETFs Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Dividend Builder Fund
Account Value	$ 23,343	$ 23,343	23,343	23,343	23,343	$ 23,343	23,343	$ 23,343	$ 23,343			22,810			21,533			19,755			20,578			19,647			18,566			16,403			17,796				19,743			20,488			18,531			18,717			17,238			16,575					14,800			13,868			12,025			14,763			13,607	$ 13,398		$ 13,037		11,651	12,760	12,128	12,277	12,155	11,500	11,253	10,614	10,018	10,257	9,832	9,664	9,378	8,994	9,729	9,742	9,730	9,694	10,000
Average Annual Return, Percent	8.41%	13.44%						11.74%	8.85%
SmartETFs Dividend Builder ETF | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.96%	12.51%						11.72%	8.83%
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Account Value	$ 16,547	$ 16,547	$ 16,547	16,547	16,547	$ 16,547	$ 16,547	$ 16,547	$ 16,547	16,217	15,524	16,122	15,621	14,985	14,807	14,115	12,905	13,290	13,890	14,229	13,767	12,982	13,113	12,887	12,501	12,808	11,962	12,493	11,680	10,898	12,015	12,539	11,617	12,718	12,709	13,860		13,490	13,840	14,613	14,014	14,328	13,560	14,147	13,804	13,561	13,362	13,172	12,586	12,181	11,877	11,996		11,508		$ 10,203	10,526	$ 10,902	$ 10,220	9,753	$ 9,502	$ 9,064	8,171	$ 9,418	$ 10,287	10,350	$ 10,049	$ 10,000
MSCI World Index (Net Return), MOTO
Account Value [Line Items]
Average Annual Return, Percent	11.75%	20.19%					11.69%
MSCI World Index, MRAD
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value	$ 14,810	$ 14,810	$ 14,810	14,810	$ 14,810	14,810	$ 14,810	14,810	14,810	14,515	13,894	14,430	13,981	13,413	13,253	12,633	11,550	11,896	12,432	12,736	12,322	11,619	11,737	11,534	11,189	11,464	10,707	11,182	10,455	9,754	10,754	11,223	10,397	11,384	11,375	12,406		12,074	12,387	13,079	12,543	12,824	12,137	12,663	12,355	12,138	11,960	11,790	11,265	10,903	10,630	10,737	$ 10,000
MSCI World Index (Net Return), MRAD
Account Value [Line Items]
Average Annual Return, Percent	11.75%	20.19%	9.68%
MSCI World Index, SOLR
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Account Value	$ 14,820	$ 14,820	$ 14,820	$ 14,820	$ 14,820	14,820	14,820	14,820	$ 14,820	$ 14,524	$ 13,903	14,440	$ 13,990	$ 13,421	13,262	$ 12,641	$ 11,558	11,903	$ 12,440	$ 12,744	12,330	$ 11,627	$ 11,744	11,542	$ 11,196	$ 11,472	10,714	$ 11,189	$ 10,461	9,760	$ 10,761	$ 11,230	10,404	$ 11,391	$ 11,382	$ 12,414		$ 12,082	$ 12,396	13,088	$ 12,552	$ 12,833	12,145	$ 12,671	$ 12,363	12,146	$ 11,967	$ 11,797	11,273	$ 10,910	$ 10,637	10,744		$ 10,307	$ 10,000
MSCI World Index (Net Return), SOLR
Account Value [Line Items]
Average Annual Return, Percent	11.75%	20.19%		11.20%
MSCI AC Pacific ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI AC Pacific ex Japan Index
Account Value	$ 13,826	$ 13,826	13,826	$ 13,826	13,826	13,826	13,826	$ 13,826	$ 13,826			13,115			12,943			12,085			12,637			13,012			12,306			10,809			12,767				14,206			15,146			15,275			17,097			16,485			16,086					13,524			12,408			10,493			13,074			11,776		$ 12,247		$ 12,159	10,868	12,056	12,223	12,710	12,712	11,814	11,122	10,441	9,285	9,740	8,853	8,835	8,640	8,174	9,896	9,980	9,561	9,634	10,000
MSCI AC Pacific ex Japan Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	6.82%	9.41%						2.45%	3.29%
MSCI World Index, DIVS
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Index
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 24,021			$ 23,405			$ 21,496			$ 19,294			$ 19,986			$ 18,708			$ 17,366			$ 15,821			$ 16,864				$ 20,121			$ 21,214			$ 19,686			$ 19,687			$ 18,272			$ 17,415					$ 15,281			$ 14,159			$ 11,862			$ 15,025			$ 13,841	$ 13,767		$ 13,238		$ 11,769	$ 13,592	$ 12,948	$ 12,727	$ 12,892	$ 12,219	$ 11,655	$ 11,204	$ 10,533	$ 10,341	$ 9,861	$ 9,763	$ 9,797	$ 9,286	$ 10,143	$ 10,112	$ 9,883	$ 9,784	$ 10,000
MSCI World Index (Net Return), DIVS
Account Value [Line Items]
Average Annual Return, Percent	11.75%	20.19%						11.76%	9.16%